Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
FIDC coverage limit	$ 250,000	$ 250,000
Cash equivalents
Maturity days	185 days	185 days
Unrecognized tax benefits
Accrued interest
Taxation imposed
Class A ordinary shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption	$ 25,335,163	$ 57,500,000
Class A ordinary shares [Member] | Private Placement Warrants [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Aggrecate purchase (in Shares)	25,708,333